LOANS PAYABLE - SBA - EIDL LOAN (Details Narrative)	1 Months Ended			12 Months Ended
	Jul. 25, 2022 USD ($)	Jun. 18, 2022 USD ($)	Apr. 21, 2022 USD ($)	Dec. 31, 2020 USD ($) Item	Dec. 31, 2022 USD ($)	Dec. 20, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 25, 2020 USD ($)	Jun. 18, 2020 USD ($)	Apr. 21, 2020 USD ($)
Short-Term Debt [Line Items]
Original amount of loans payable						$ 3,000,000
EIDL
Short-Term Debt [Line Items]
Number of loans | Item				0
Loan payable term				30 years
Interest rate of loans payable				3.75%				3.75%	3.75%	3.75%
Prepayment penalty				$ 0
Original amount of loans payable								$ 150,000	$ 150,000	$ 500,000
Monthly payments of principal and interest	$ 731	$ 731	$ 2,437
Loans payable - SBA - EIDL Loan					$ 800,000		$ 800,000
Accrued interest					$ 30,000